Consolidated Statements of Operations and Comprehensive Loss - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues		¥ 3,301,418	¥ 2,679,059	¥ 1,735,404
Cost of revenues		(3,161,193)	(2,536,746)	(1,654,592)
Gross profit		140,225	142,313	80,812
Operating expenses:
Selling and marketing expenses		(111,454)	(138,970)	(110,064)
General and administrative expenses		(139,385)	(69,350)	(79,672)
Research and development expenses		(57,167)	(49,946)	(46,785)
Total operating expenses		(308,006)	(258,266)	(236,521)
Operating loss		(167,781)	(115,953)	(155,709)
Other expenses:
Interest income		5,398	1,890	278
Interest expense		(1,446)	(3,303)	(6,522)
Foreign exchange gains/(losses)		(2,546)	13,409	2,100
Government grants		12,371	20,314	24,275
Changes in fair value of warrant		1,702	(196)	153
Changes in fair value of amounts due to related party		(7,524)	(6,451)	(11,242)
Others, net		(127)	(1,253)	(316)
Loss before income tax		(159,953)	(91,543)	(146,983)
Income tax credit		363	521	522
Net loss		(159,590)	(91,022)	(146,461)
Accretions to preferred shares redemption value		(762,169)	(188,271)	101,467
Net loss attributable to the Cheche Technology Inc.’ ordinary shareholders		(921,759)	(279,293)	(44,994)
Net loss		(159,590)	(91,022)	(146,461)
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax		1,621	8,207	(10,278)
Fair value changes of amounts due to related party due to own credit risk		(405)	(476)	1,590
Total other comprehensive (loss)/income		1,216	7,731	(8,688)
Total comprehensive loss		(158,374)	(83,291)	(155,149)
Accretions to preferred shares redemption value		(762,169)	(188,271)	101,467
Comprehensive loss attributable to the Cheche Technology Inc.’s ordinary shareholders		¥ (920,543)	¥ (271,562)	¥ (53,682)
Net loss attributable to the Cheche’s ordinary shareholders per share
Basic (in Yuan Renminbi per share)		¥ (20.3)	¥ (8.79)	¥ (1.33)
Diluted (in Yuan Renminbi per share)		¥ (20.3)	¥ (8.79)	¥ (1.33)
Weighted average number of ordinary shares*
Basic (in Shares)	[1]	45,415,205	31,780,394	33,831,133
Diluted (in Shares)	[1]	45,415,205	31,780,394	33,831,133
Share-based compensation expenses included in		¥ (109,983)	¥ (16,208)	¥ (18,532)
Cost of revenues		(191)	(11)	(8)
Selling and marketing expenses		(30,688)	(9,124)	(10,692)
General and administrative expenses		(67,519)	(6,668)	(7,604)
Research and development expenses		¥ (11,585)	¥ (405)	¥ (228)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).